HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                        SUPPLEMENT DATED DECEMBER 1, 2007
               TO RETAIL SHARES PROSPECTUS DATED DECEMBER 1, 2007


THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

AT A MEETING OF THE BOARD OF TRUSTEES OF HIGHMARK FUNDS (THE "BOARD") OCCURRING SEPTEMBER 26-27, 2007, THE BOARD APPROVED (1) AN AMENDED AND RESTATED ADMINISTRATIVE SERVICES AGREEMENT BETWEEN HIGHMARK FUNDS (THE "TRUST") AND HIGHMARK CAPITAL MANAGEMENT, INC. (THE "ADMINISTRATOR"), (2) A NEW SUB-ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT BETWEEN THE ADMINISTRATOR AND PFPC INC. AND (3) A NEW UNDERWRITING AGREEMENT BETWEEN THE TRUST AND PFPC DISTRIBUTORS, INC. AS A RESULT OF THE IMPLEMENTATION OF THE AGREEMENTS APPROVED BY THE BOARD, CERTAIN OF THE SERVICE PROVIDERS TO THE TRUST WILL CHANGE. THE DECEMBER 1, 2007 PROSPECTUS REFLECTS THOSE CHANGES. HOWEVER, THE CHANGES RESULTING FROM THE IMPLEMENTATION OF THESE AGREEMENTS DO NOT TAKE EFFECT UNTIL AFTER DECEMBER 1, 2007. CONSEQUENTLY, UNTIL SUCH CHANGES BECOME EFFECTIVE AS DESCRIBED BELOW, THE PROSPECTUS SHOULD BE READ USING THE INFORMATION PROVIDED IN THIS SUPPLEMENT.

I. PFPC INC. WILL BEGIN PERFORMING SUB-ADMINISTRATION DUTIES FOR EACH SERIES OF THE TRUST (THE "FUNDS") ON DECEMBER 3, 2007 OR DECEMBER 10, 2007, DEPENDING ON THE FUND. UNTIL SUCH TIME THAT PFPC INC. BEGINS PERFORMING SUB-ADMINISTRATION DUTIES WITH RESPECT TO A FUND, SEI INVESTMENTS GLOBAL FUNDS SERVICES WILL PROVIDE SUB-ADMINISTRATION SERVICES FOR SUCH FUND.

II. THROUGH DECEMBER 31, 2007, (I) THE DISTRIBUTOR FOR THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO. AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO., 1 FREEDOM VALLEY DRIVE, OAKS, PA 19456. EFFECTIVE JANUARY 1, 2008, (I) PFPC DISTRIBUTORS, INC. WILL SERVE AS DISTRIBUTOR FOR THE TRUST, AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE HIGHMARK FUNDS, C/O PFPC INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


HMK-SK-050-0100

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                        SUPPLEMENT DATED DECEMBER 1, 2007
              TO FIDUCIARY SHARES PROSPECTUS DATED DECEMBER 1, 2007


THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

AT A MEETING OF THE BOARD OF TRUSTEES OF HIGHMARK FUNDS (THE "BOARD") OCCURRING SEPTEMBER 26-27, 2007, THE BOARD APPROVED (1) AN AMENDED AND RESTATED ADMINISTRATIVE SERVICES AGREEMENT BETWEEN HIGHMARK FUNDS (THE "TRUST") AND HIGHMARK CAPITAL MANAGEMENT, INC. (THE "ADMINISTRATOR"), (2) A NEW SUB-ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT BETWEEN THE ADMINISTRATOR AND PFPC INC. AND (3) A NEW UNDERWRITING AGREEMENT BETWEEN THE TRUST AND PFPC DISTRIBUTORS, INC. AS A RESULT OF THE IMPLEMENTATION OF THE AGREEMENTS APPROVED BY THE BOARD, CERTAIN OF THE SERVICE PROVIDERS TO THE TRUST WILL CHANGE. THE DECEMBER 1, 2007 PROSPECTUS REFLECTS THOSE CHANGES. HOWEVER, THE CHANGES RESULTING FROM THE IMPLEMENTATION OF THESE AGREEMENTS DO NOT TAKE EFFECT UNTIL AFTER DECEMBER 1, 2007. CONSEQUENTLY, UNTIL SUCH CHANGES BECOME EFFECTIVE AS DESCRIBED BELOW, THE PROSPECTUS SHOULD BE READ USING THE INFORMATION PROVIDED IN THIS SUPPLEMENT.

I. PFPC INC. WILL BEGIN PERFORMING SUB-ADMINISTRATION DUTIES FOR EACH SERIES OF THE TRUST (THE "FUNDS") ON DECEMBER 3, 2007 OR DECEMBER 10, 2007, DEPENDING ON THE FUND. UNTIL SUCH TIME THAT PFPC INC. BEGINS PERFORMING SUB-ADMINISTRATION DUTIES WITH RESPECT TO A FUND, SEI INVESTMENTS GLOBAL FUNDS SERVICES WILL PROVIDE SUB-ADMINISTRATION SERVICES FOR SUCH FUND.

II. THROUGH DECEMBER 31, 2007, (I) THE DISTRIBUTOR FOR THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO. AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO., 1 FREEDOM VALLEY DRIVE, OAKS, PA 19456. EFFECTIVE JANUARY 1, 2008, (I) PFPC DISTRIBUTORS, INC. WILL SERVE AS DISTRIBUTOR FOR THE TRUST, AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE HIGHMARK FUNDS, C/O PFPC INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


HMK-SK-051-0100

                                 HIGHMARK FUNDS

                              COGNITIVE VALUE FUND
                              ENHANCED GROWTH FUND
                        INTERNATIONAL OPPORTUNITIES FUND
                        SUPPLEMENT DATED DECEMBER 1, 2007
               TO CLASS M SHARES PROSPECTUS DATED DECEMBER 1, 2007


THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

AT A MEETING OF THE BOARD OF TRUSTEES OF HIGHMARK FUNDS (THE "BOARD") OCCURRING SEPTEMBER 26-27, 2007, THE BOARD APPROVED (1) AN AMENDED AND RESTATED ADMINISTRATIVE SERVICES AGREEMENT BETWEEN HIGHMARK FUNDS (THE "TRUST") AND HIGHMARK CAPITAL MANAGEMENT, INC. (THE "ADMINISTRATOR"), (2) A NEW SUB-ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT BETWEEN THE ADMINISTRATOR AND PFPC INC. AND (3) A NEW UNDERWRITING AGREEMENT BETWEEN THE TRUST AND PFPC DISTRIBUTORS, INC. AS A RESULT OF THE IMPLEMENTATION OF THE AGREEMENTS APPROVED BY THE BOARD, CERTAIN OF THE SERVICE PROVIDERS TO THE TRUST WILL CHANGE. THE DECEMBER 1, 2007 PROSPECTUS REFLECTS THOSE CHANGES. HOWEVER, THE CHANGES RESULTING FROM THE IMPLEMENTATION OF THESE AGREEMENTS DO NOT TAKE EFFECT UNTIL AFTER DECEMBER 1, 2007. CONSEQUENTLY, UNTIL SUCH CHANGES BECOME EFFECTIVE AS DESCRIBED BELOW, THE PROSPECTUS SHOULD BE READ USING THE INFORMATION PROVIDED IN THIS SUPPLEMENT.

I. PFPC INC. WILL BEGIN PERFORMING SUB-ADMINISTRATION DUTIES FOR EACH SERIES OF THE TRUST (THE "FUNDS") ON DECEMBER 3, 2007 OR DECEMBER 10, 2007, DEPENDING ON THE FUND. UNTIL SUCH TIME THAT PFPC INC. BEGINS PERFORMING SUB-ADMINISTRATION DUTIES WITH RESPECT TO A FUND, SEI INVESTMENTS GLOBAL FUNDS SERVICES WILL PROVIDE SUB-ADMINISTRATION SERVICES FOR SUCH FUND.

II. THROUGH DECEMBER 31, 2007, (I) THE DISTRIBUTOR FOR THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO. AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO., 1 FREEDOM VALLEY DRIVE, OAKS, PA 19456. EFFECTIVE JANUARY 1, 2008, (I) PFPC DISTRIBUTORS, INC. WILL SERVE AS DISTRIBUTOR FOR THE TRUST, AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE HIGHMARK FUNDS, C/O PFPC INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


HMK-SK-052-0100

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                        SUPPLEMENT DATED DECEMBER 1, 2007
               TO RETAIL SHARES PROSPECTUS DATED DECEMBER 1, 2007


THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

AT A MEETING OF THE BOARD OF TRUSTEES OF HIGHMARK FUNDS (THE "BOARD") OCCURRING SEPTEMBER 26-27, 2007, THE BOARD APPROVED (1) AN AMENDED AND RESTATED ADMINISTRATIVE SERVICES AGREEMENT BETWEEN HIGHMARK FUNDS (THE "TRUST") AND HIGHMARK CAPITAL MANAGEMENT, INC. (THE "ADMINISTRATOR"), (2) A NEW SUB-ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT BETWEEN THE ADMINISTRATOR AND PFPC INC. AND (3) A NEW UNDERWRITING AGREEMENT BETWEEN THE TRUST AND PFPC DISTRIBUTORS, INC. AS A RESULT OF THE IMPLEMENTATION OF THE AGREEMENTS APPROVED BY THE BOARD, CERTAIN OF THE SERVICE PROVIDERS TO THE TRUST WILL CHANGE. THE DECEMBER 1, 2007 PROSPECTUS REFLECTS THOSE CHANGES. HOWEVER, THE CHANGES RESULTING FROM THE IMPLEMENTATION OF THESE AGREEMENTS DO NOT TAKE EFFECT UNTIL AFTER DECEMBER 1, 2007. CONSEQUENTLY, UNTIL SUCH CHANGES BECOME EFFECTIVE AS DESCRIBED BELOW, THE PROSPECTUS SHOULD BE READ USING THE INFORMATION PROVIDED IN THIS SUPPLEMENT.

I. PFPC INC. WILL BEGIN PERFORMING SUB-ADMINISTRATION DUTIES FOR EACH SERIES OF THE TRUST (THE "FUNDS") ON DECEMBER 3, 2007 OR DECEMBER 10, 2007, DEPENDING ON THE FUND. UNTIL SUCH TIME THAT PFPC INC. BEGINS PERFORMING SUB-ADMINISTRATION DUTIES WITH RESPECT TO A FUND, SEI INVESTMENTS GLOBAL FUNDS SERVICES WILL PROVIDE SUB-ADMINISTRATION SERVICES FOR SUCH FUND.

II. THROUGH DECEMBER 31, 2007, (I) THE DISTRIBUTOR FOR THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO. AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO., 1 FREEDOM VALLEY DRIVE, OAKS, PA 19456. EFFECTIVE JANUARY 1, 2008, (I) PFPC DISTRIBUTORS, INC. WILL SERVE AS DISTRIBUTOR FOR THE TRUST, AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE HIGHMARK FUNDS, C/O PFPC INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


HMK-SK-053-0100

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                        SUPPLEMENT DATED DECEMBER 1, 2007
              TO FIDUCIARY SHARES PROSPECTUS DATED DECEMBER 1, 2007


THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

AT A MEETING OF THE BOARD OF TRUSTEES OF HIGHMARK FUNDS (THE "BOARD") OCCURRING SEPTEMBER 26-27, 2007, THE BOARD APPROVED (1) AN AMENDED AND RESTATED ADMINISTRATIVE SERVICES AGREEMENT BETWEEN HIGHMARK FUNDS (THE "TRUST") AND HIGHMARK CAPITAL MANAGEMENT, INC. (THE "ADMINISTRATOR"), (2) A NEW SUB-ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT BETWEEN THE ADMINISTRATOR AND PFPC INC. AND (3) A NEW UNDERWRITING AGREEMENT BETWEEN THE TRUST AND PFPC DISTRIBUTORS, INC. AS A RESULT OF THE IMPLEMENTATION OF THE AGREEMENTS APPROVED BY THE BOARD, CERTAIN OF THE SERVICE PROVIDERS TO THE TRUST WILL CHANGE. THE DECEMBER 1, 2007 PROSPECTUS REFLECTS THOSE CHANGES. HOWEVER, THE CHANGES RESULTING FROM THE IMPLEMENTATION OF THESE AGREEMENTS DO NOT TAKE EFFECT UNTIL AFTER DECEMBER 1, 2007. CONSEQUENTLY, UNTIL SUCH CHANGES BECOME EFFECTIVE AS DESCRIBED BELOW, THE PROSPECTUS SHOULD BE READ USING THE INFORMATION PROVIDED IN THIS SUPPLEMENT.

I. PFPC INC. WILL BEGIN PERFORMING SUB-ADMINISTRATION DUTIES FOR EACH SERIES OF THE TRUST (THE "FUNDS") ON DECEMBER 3, 2007 OR DECEMBER 10, 2007, DEPENDING ON THE FUND. UNTIL SUCH TIME THAT PFPC INC. BEGINS PERFORMING SUB-ADMINISTRATION DUTIES WITH RESPECT TO A FUND, SEI INVESTMENTS GLOBAL FUNDS SERVICES WILL PROVIDE SUB-ADMINISTRATION SERVICES FOR SUCH FUND.

II. THROUGH DECEMBER 31, 2007, (I) THE DISTRIBUTOR FOR THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO. AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO., 1 FREEDOM VALLEY DRIVE, OAKS, PA 19456. EFFECTIVE JANUARY 1, 2008, (I) PFPC DISTRIBUTORS, INC. WILL SERVE AS DISTRIBUTOR FOR THE TRUST, AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE HIGHMARK FUNDS, C/O PFPC INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


HMK-SK-054-0100

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                        SUPPLEMENT DATED DECEMBER 1, 2007
               TO CLASS S SHARES PROSPECTUS DATED DECEMBER 1, 2007


THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

AT A MEETING OF THE BOARD OF TRUSTEES OF HIGHMARK FUNDS (THE "BOARD") OCCURRING SEPTEMBER 26-27, 2007, THE BOARD APPROVED (1) AN AMENDED AND RESTATED ADMINISTRATIVE SERVICES AGREEMENT BETWEEN HIGHMARK FUNDS (THE "TRUST") AND HIGHMARK CAPITAL MANAGEMENT, INC. (THE "ADMINISTRATOR"), (2) A NEW SUB-ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT BETWEEN THE ADMINISTRATOR AND PFPC INC. AND (3) A NEW UNDERWRITING AGREEMENT BETWEEN THE TRUST AND PFPC DISTRIBUTORS, INC. AS A RESULT OF THE IMPLEMENTATION OF THE AGREEMENTS APPROVED BY THE BOARD, CERTAIN OF THE SERVICE PROVIDERS TO THE TRUST WILL CHANGE. THE DECEMBER 1, 2007 PROSPECTUS REFLECTS THOSE CHANGES. HOWEVER, THE CHANGES RESULTING FROM THE IMPLEMENTATION OF THESE AGREEMENTS DO NOT TAKE EFFECT UNTIL AFTER DECEMBER 1, 2007. CONSEQUENTLY, UNTIL SUCH CHANGES BECOME EFFECTIVE AS DESCRIBED BELOW, THE PROSPECTUS SHOULD BE READ USING THE INFORMATION PROVIDED IN THIS SUPPLEMENT.

I. PFPC INC. WILL BEGIN PERFORMING SUB-ADMINISTRATION DUTIES FOR EACH SERIES OF THE TRUST (THE "FUNDS") ON DECEMBER 3, 2007 OR DECEMBER 10, 2007, DEPENDING ON THE FUND. UNTIL SUCH TIME THAT PFPC INC. BEGINS PERFORMING SUB-ADMINISTRATION DUTIES WITH RESPECT TO A FUND, SEI INVESTMENTS GLOBAL FUNDS SERVICES WILL PROVIDE SUB-ADMINISTRATION SERVICES FOR SUCH FUND.

II. THROUGH DECEMBER 31, 2007, (I) THE DISTRIBUTOR FOR THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO. AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE SEI INVESTMENTS DISTRIBUTION CO., 1 FREEDOM VALLEY DRIVE, OAKS, PA 19456. EFFECTIVE JANUARY 1, 2008, (I) PFPC DISTRIBUTORS, INC. WILL SERVE AS DISTRIBUTOR FOR THE TRUST, AND (II) THE MAILING ADDRESS FOR OBTAINING THE ANNUAL AND SEMI-ANNUAL REPORTS OF THE TRUST WILL BE HIGHMARK FUNDS, C/O PFPC INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


HMK-SK-055-0100

                                 HIGHMARK FUNDS

                        SUPPLEMENT DATED DECEMBER 1, 2007
          TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2007


THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

AT A MEETING OF THE BOARD OF TRUSTEES OF HIGHMARK FUNDS (THE "BOARD") THAT WAS HELD ON SEPTEMBER 26-27, 2007, THE BOARD APPROVED (1) AN AMENDED AND RESTATED ADMINISTRATIVE SERVICES AGREEMENT BETWEEN HIGHMARK FUNDS (THE "TRUST") AND HIGHMARK CAPITAL MANAGEMENT, INC. (THE "ADMINISTRATOR") DATED AS OF DECEMBER 10, 2007 (THE "ADMINISTRATION AGREEMENT") AND (2) A NEW SUB-ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT BETWEEN THE ADMINISTRATOR AND PFPC INC. DATED AS OF DECEMBER 3, 2007 (THE "SUB-ADMINISTRATION AGREEMENT"). AS A RESULT OF THE IMPLEMENTATION OF THE AGREEMENTS APPROVED BY THE BOARD, CERTAIN OF THE SERVICE PROVIDERS TO THE TRUST WILL CHANGE. CONSEQUENTLY, THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ USING THE INFORMATION PROVIDED IN THIS SUPPLEMENT.

I. PURSUANT TO THE SUB-ADMINISTRATION AGREEMENT, PFPC INC. WILL BEGIN PERFORMING SUB-ADMINISTRATION DUTIES FOR EACH SERIES OF THE TRUST (THE "FUNDS") ON DECEMBER 3, 2007 OR DECEMBER 10, 2007, DEPENDING ON THE FUND. IN PERFORMING THESE SUB-ADMINISTRATION DUTIES, PFPC INC. WILL PERFORM ACCOUNTING AND ADMINISTRATIVE SERVICES FOR THE FUNDS WHICH WILL INCLUDE BUT NOT BE LIMITED TO FUND ACCOUNTING SERVICES, EXPENSE BUDGETING SERVICES, PERFORMANCE AND THIRD PARTY REPORTING SERVICES, FINANCIAL REPORTING AND REGULATORY FILING SERVICES, COMPLIANCE SERVICES, TAX SERVICES, REGULATORY SERVICES, COMMUNICATION SERVICES AND OTHER SERVICES FOR THE TRUST AS MAY BE AGREED UPON FROM TIME TO TIME. FOR SUCH SERVICES, PFPC INC. WILL RECEIVE A FEE, PAID MONTHLY BY THE ADMINISTRATOR AT THE ANNUAL RATE OF .025% OF THE FIRST $8 BILLION OF THE TRUST'S AGGREGATE AVERAGE NET ASSETS AND .015% OF THE TRUST'S AGGREGATE AVERAGE NET ASSETS IN EXCESS OF $8 BILLION. THE SUB-ADMINISTRATION AGREEMENT FURTHER PROVIDES THAT PFPC INC. WILL BE PAID CERTAIN COMPLIANCE SUPPORT AND FILING SERVICE FEES, AS WELL AS BLUE SKY REGISTRATION FILING FEES AND OUT OF POCKET EXPENSES.

PFPC INC. HAS ITS PRINCIPAL BUSINESS OFFICES AT 301 BELLEVUE PARKWAY, WILMINGTON, DELAWARE 19809. PFPC INC. IS AN INDIRECT, WHOLLY-OWNED SUBSIDIARY OF THE PNC FINANCIAL SERVICES GROUP, INC. ("PNC"). PNC'S MAJOR BUSINESSES INCLUDE REGIONAL COMMUNITY BANKING, CORPORATE BANKING, REAL ESTATE FINANCE, ASSET-BASED LENDING, WEALTH MANAGEMENT, ASSET MANAGEMENT AND GLOBAL FUND PROCESSING SERVICES.

II. PURSUANT TO THE ADMINISTRATION AGREEMENT, EFFECTIVE AS OF DECEMBER 10, 2007, THE ADMINISTRATOR WILL BE ENTITLED TO RECEIVE A FEE, CALCULATED DAILY AND PAID MONTHLY IN ARREARS, AT AN ANNUAL RATE OF 0.15% OF THE FIRST $8 BILLION OF THE TRUST'S AVERAGE DAILY NET ASSETS AND 0.14% OF THE TRUST'S AVERAGE DAILY NET ASSETS IN EXCESS OF $8 BILLION.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


HMK-SK-056-0100